COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2020, are as follows:

Year ending December 31,

2021	$7,642
2022	4,747
2023	2,301
2024	277

$14,967